Accounts receivable	12 Months Ended
Mar. 31, 2019
Receivables [Abstract]
Accounts receivable

5. Accounts receivable

Accounts receivable, net consists of the following:

	As of March 31,
	2018	2019	2019
	(INR)	(INR)	(US$)
Accounts receivable	2,352,014	3,347,284	48,399
Less: Allowance for doubtful accounts	(128,559)	(40,208)	(581)
Total	2,223,455	3,307,076	47,818

Activity for the allowance for doubtful accounts receivable is as follows:

	As of March 31,
	2018	2019	2019
	(INR)	(INR)	(US$)
Balance at the beginning of the year	44,478	128,559	1,859
Provision for doubtful accounts	84,081	40,208	581
Provision written off	—	(128,559)	(1,859)
Balance at the end of the year	128,559	40,208	581